Organization and Business Acquisitions	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Acquisitions
1.	ORGANIZATION AND BUSINESS ACQUISITIONS

ATXG and its subsidiaries (the “Company”) are engaged in the business of garments manufacturing, providing logistic services, property leasing and management service in the People’s Republic of China (“PRC” or “China”) and epidemic prevention supplies manufacturing and distribution both in China and overseas markets.